COMMITMENTS, CONTINGENCIES AND GUARANTEES - Guarantees (Details) - Contingent financial obligation - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Guarantees
Potential Exposure	$ 375	$ 507
Carrying Value	12	16
Sur de Texas
Guarantees
Potential Exposure	183	315
Carrying Value	1	2
Bruce Power
Guarantees
Potential Exposure	88	88
Carrying Value	0	1
Other jointly owned entities
Guarantees
Potential Exposure	104	104
Carrying Value	$ 11	$ 13